Condensed Financial Information of the Parent Company - Condensed Statements of Cash Flows (Detail)	12 Months Ended
	Dec. 31, 2021 CNY (¥)	Dec. 31, 2021 USD ($)	Dec. 31, 2020 CNY (¥)	Dec. 31, 2019 CNY (¥)
Cash flows from operating activities:
Net income	¥ 589,074,078	$ 92,438,577	¥ 958,818,661	¥ 3,264,287,925
Adjustments to reconcile net income to net cash used in operating activities:
Share of profit in subsidiaries, VIEs and VIEs' subsidiaries	221,798,009	34,804,948	370,038,652	3,419,825
Share-based compensation expense	35,344,620	5,546,342	45,633,820	87,299,053
Income from the repurchase of convertible senior notes	(12,046,522)	(1,890,362)	(622,109,001)
Unrealized investment income of short-term investments	(17,213,203)	(2,701,127)	(45,478,742)	(3,584,153)
Foreign exchange (gain)/loss net	51,356	8,060	107,144	(6,635,208)
Changes in operating assets and liabilities:
Net cash provided by operating activities	922,065,011	144,692,122	2,471,711,935	5,503,389,324
Net cash provided by /(used in) investing activities	(246,579,999)	(38,693,783)	(3,269,875,696)	(929,558,817)
Net cash provided by/(used in) financing activities	(84,191,985)	(13,211,560)	(1,591,271,602)	(3,372,335,137)
Effect of exchange rate changes on cash and cash equivalents	(20,835,203)	(3,269,498)	(56,189,971)	76,077,072
Net increase/(decrease) in cash and cash equivalents	570,457,824	89,517,281	(2,445,625,334)	1,277,572,442
Cash and cash equivalents, and restricted cash and cash equivalents at beginning of the year	1,672,962,024	262,524,248	4,118,587,358	2,841,014,916
Cash and cash equivalents, and restricted cash and cash equivalents at end of the year	2,243,419,848	352,041,529	1,672,962,024	4,118,587,358
Parent Company [Member]
Cash flows from operating activities:
Net income	589,074,078	92,438,577	958,818,661	3,264,287,925
Adjustments to reconcile net income to net cash used in operating activities:
Share of profit in subsidiaries, VIEs and VIEs' subsidiaries	(639,520,183)	(100,354,672)	(414,867,940)	(3,374,438,333)
Share-based compensation expense	35,344,620	5,546,342	45,633,820	87,299,053
Income from the repurchase of convertible senior notes	(12,046,522)	(1,890,362)	(622,109,001)
Accrued interest of convertible senior notes	15,982,460	2,507,997	27,107,232	23,934,289
Unrealized investment income of short-term investments	4,264,330	669,166
Foreign exchange (gain)/loss net	(352,492)	(55,314)	(2,073,798)	(9,946,070)
Changes in operating assets and liabilities:
Receivables from related party	(97,924)	(15,366)	(221,873,465)	(34,551)
Payable to employees	(762)	(120)	(176,326)	(2,312,714)
Other current receivables	0	0	618,772	1,096,665
Other current payables	(4,184,856)	(656,694)	5,651,200	4,292,086
Net cash provided by operating activities	(11,537,251)	(1,810,446)	(223,270,845)	(5,821,650)
Net cash provided by /(used in) investing activities	(132,143,216)	(20,736,154)	1,497,130,562	330,197,330
Net cash provided by/(used in) financing activities	(127,088,249)	(19,942,920)	(1,522,314,300)	9,587,663
Effect of exchange rate changes on cash and cash equivalents	15,864,881	2,489,546	84,221,631	100,137,695
Net increase/(decrease) in cash and cash equivalents	(254,903,835)	(39,999,974)	(164,232,952)	434,101,038
Cash and cash equivalents, and restricted cash and cash equivalents at beginning of the year	813,175,789	127,605,026	977,408,741	543,307,703
Cash and cash equivalents, and restricted cash and cash equivalents at end of the year	¥ 558,271,954	$ 87,605,052	¥ 813,175,789	¥ 977,408,741